Short-term and long-term bank loans (Details)							6 Months Ended
	Dec. 14, 2021 CNY (¥)	Sep. 10, 2020 CNY (¥) agreement	Sep. 08, 2020 USD ($)	Sep. 08, 2020 CNY (¥)	May 26, 2020	May 22, 2020 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 14, 2021 USD ($)	Sep. 30, 2021 USD ($)	May 22, 2020 USD ($)	May 22, 2020 CNY (¥)
Schedule of Debt Instruments [Line Items]
Total short-term loans							$ 2,050,085			$ 1,238,400
Long-term loans, current							157,117			264,393
Long-term loans, non-current										22,033
Total long-term loans							157,117			286,426
Proceeds from short-term bank loans							785,003	$ 457,800
Line of Credit
Schedule of Debt Instruments [Line Items]
Proceeds from short-term bank loans				¥ 2,988,940			$ 455,813
Effective interest rate							10.26%
Maximum amount guaranteed				¥ 5,000,000			$ 735,000
Monthly payment of principal			$ 22,033
Average monthly interest			$ 2,339
Line of Credit | Prime Rate
Schedule of Debt Instruments [Line Items]
Spread on variable rate			6.41%	6.41%
Industrial and Commercial Bank of China (Tahe Branch)
Schedule of Debt Instruments [Line Items]
Total short-term loans							1,261,591			$ 1,238,400
Industrial and Commercial Bank of China (Tahe Branch) | Unsecured loan agreements
Schedule of Debt Instruments [Line Items]
Proceeds from short-term bank loans		¥ 3,000,000					$ 473,097
Effective interest rate							4.65%
Number of Unsecured Loan Agreements | agreement		2
Industrial and Commercial Bank of China (Tahe Branch) | Unsecured loan agreements | Prime Rate
Schedule of Debt Instruments [Line Items]
Spread on variable rate		80.00%
Industrial and Commercial Bank of China (Tahe Branch) | Short-term Loan agreement
Schedule of Debt Instruments [Line Items]
Proceeds from short-term bank loans						¥ 5,000,000	$ 788,494
Effective interest rate							4.35%
Term of loan					12 months
Percentage of outstanding principal balance guaranteed											$ 80
Net book value of loan collateralized by property and equipment							$ 400,000					¥ 2,400,000
Industrial and Commercial Bank of China (Tahe Branch) | Short-term Loan agreement | Prime Rate
Schedule of Debt Instruments [Line Items]
Spread on variable rate						50.00%
Bank of Beijing (Yangzhou Branch)
Schedule of Debt Instruments [Line Items]
Total short-term loans							788,494
Bank of Beijing (Yangzhou Branch) | Short-term Loan agreement
Schedule of Debt Instruments [Line Items]
Proceeds from short-term bank loans	¥ 5,000,000						$ 788,494
Effective interest rate									4.80%
Term of loan	12 months
Percentage of outstanding principal balance guaranteed									$ 100
Bank of Beijing (Yangzhou Branch) | Short-term Loan agreement | Prime Rate
Schedule of Debt Instruments [Line Items]
Spread on variable rate	95.00%